Condensed Consolidated Unaudited Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2021 EUR (€)		Jun. 30, 2021 USD ($) [1]	Dec. 31, 2020 EUR (€)
Current assets
Cash and cash equivalents	€ 67,259		$ 79,943	€ 66,845
Marketable securities	0	[2]	0	1,761	[2]
Short term deposits	0	[3]	0	8,113	[3]
Restricted cash	4,216	[4]	5,011	0	[4]
Receivable from concession project	1,589		1,889	1,491
Trade and other receivables	9,761		11,602	9,825
Total Current assests	82,825		98,445	88,035
Non-current assets
Investment in equity accounted investee	30,126		35,807	32,234
Advances on account of investments	2,445		2,906	2,423
Receivable from concession project	25,014		29,731	25,036
Fixed assets	312,983		372,008	264,095
Right-of-use asset	22,944		27,271	17,209
Intangible asset	4,506		5,356	4,604
Restricted cash and deposits	6,023		7,159	9,931
Deferred tax	5,785		6,876	3,605
Long term receivables	861		1,023	2,762
Derivatives	2,276		2,705	10,238
Total Non-current assets	412,963		490,842	372,137
Total assets	495,788		589,287	460,172
Current liabilities
Current maturities of long term bank loans	13,204		15,694	10,232
Current maturities of long term loans	3,549		4,218	4,021
Debentures	12,815		15,232	10,600
Lease liability short term	8,288		9,851	490	[5]
Trade payables	2,692		3,202	12,387
Other payables	11,461		13,617	7,422	[5]
Total current liabilities	52,009		61,814	45,152
Non-current liabilities
Lease liability	15,524		18,452	17,299
Liabilities to banks	149,789		178,038	134,520
Other long-term loans	51,871		61,653	49,396
Debentures	80,661		95,873	72,124
Deferred tax	8,124		9,656	7,806
Other long-term liabilities	4,512		5,363	513
Derivatives	6,297		7,485	8,336
Total Non-current liabilities	316,778		376,520	289,994
Total liabilities	368,787		438,334	335,146
Equity
Share capital	25,578		30,402	25,102
Share premium	85,762		101,936	82,401
Treasury shares	(1,736)		(2,063)	(1,736)
Transaction reserve with non-controlling Interests	5,145		6,115	6,106
Reserves	2,400		2,853	4,164
Retained earnings	2,613		3,106	8,191
Total equity attributed to shareholders of the Company	119,762		142,349	124,228
Non-Controlling Interest	7,239		8,604	798
Total equity	127,001		150,953	125,026
Total liabilities and equity	€ 495,788		$ 589,287	€ 460,172

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)
[2]	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float. The Company sold all of its Marketable securities in 2021.
[3]	Bank deposits with annual interest rate as of December 31, 2020 of 0.27%.
[4]	Bank deposits used to secure obligations under loan agreements.
[5]	Reclassified